Subsequent Events (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Unsecured corporate bond (Global bond)
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Hydro & Nuclear Power Co., Ltd.
Issue date	Apr. 27, 2021
Maturity	Apr. 27, 2026
Interest rate (%)	1.25%	1.25%
Amounts issued for the subsequent period | $		$ 500,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Jan. 26, 2021
Maturity	Jan. 26, 2031
Interest rate (%)	1.90%	1.90%
Amounts issued for the subsequent period	₩ 180,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Jan. 26, 2021
Maturity	Jan. 26, 2041
Interest rate (%)	1.97%	1.97%
Amounts issued for the subsequent period	₩ 90,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Jan. 26, 2021
Maturity	Jan. 26, 2051
Interest rate (%)	1.96%	1.96%
Amounts issued for the subsequent period	₩ 30,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Apr. 08, 2021
Maturity	Apr. 08, 2026
Interest rate (%)	1.82%	1.82%
Amounts issued for the subsequent period	₩ 140,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea South-East Power Co., Ltd.
Issue date	Apr. 08, 2021
Maturity	Apr. 08, 2028
Interest rate (%)	1.99%	1.99%
Amounts issued for the subsequent period	₩ 50,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Apr. 02, 2021
Maturity	Apr. 02, 2024
Interest rate (%)	1.45%	1.45%
Amounts issued for the subsequent period	₩ 90,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Midland Power Co., Ltd.
Issue date	Apr. 21, 2021
Maturity	Apr. 21, 2026
Interest rate (%)	1.85%	1.85%
Amounts issued for the subsequent period	₩ 190,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Apr. 29, 2021
Maturity	Apr. 29, 2024
Interest rate (%)	1.39%	1.39%
Amounts issued for the subsequent period	₩ 60,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Apr. 29, 2021
Maturity	Apr. 29, 2026
Interest rate (%)	1.87%	1.87%
Amounts issued for the subsequent period	₩ 150,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Western Power Co., Ltd.
Issue date	Apr. 29, 2021
Maturity	Apr. 29, 2031
Interest rate (%)	2.18%	2.18%
Amounts issued for the subsequent period	₩ 20,000
Unsecured corporate bond (Global bond 21)
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Jan. 27, 2021
Maturity	Jan. 27, 2026
Interest rate (%)	0.75%	0.75%
Amounts issued for the subsequent period | $		$ 450,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 14, 2021
Maturity	Apr. 14, 2022
Interest rate (%)	0.86%	0.86%
Amounts issued for the subsequent period	₩ 150,000
Corporate bond
Subsequent Events - Issuance of bonds [Line Items]
company name	Korea Southern Power Co., Ltd.
Issue date	Apr. 14, 2021
Maturity	Apr. 14, 2023
Interest rate (%)	1.14%	1.14%
Amounts issued for the subsequent period	₩ 70,000